Approval of Financial Statements	12 Months Ended
Dec. 31, 2021
Approval Of Financial Statements [Abstract]
APPROVAL OF FINANCIAL STATEMENTS	APPROVAL OF FINANCIAL STATEMENTSThe consolidated financial statements were approved by the board of directors and authorized for issue on April 28, 2022.